Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of inventories
	December 31, 2022	December 31, 2021
Finished products (i)	160,519	160,318
Work in process	73,993	51,152
Raw materials	30,773	27,081
Imports in progress	347	1,681
Right to returned goods (ii)	818	2,131
	266,450	242,363

(i)	These amounts are net of slow-moving items and net realizable value.
(ii)

Represents the Company’s right to recover products from customers when customers exercise their right of return under the Company’s returns policies, where the Company estimates the volume of goods returned based on experience and foreseen expectations.

Schedule of changes in provision for inventories
	December 31, 2022	December 31, 2021	December 31, 2020
Opening balance	58,723	62,210	69,080
Additions	46,138	24,178	8,783
(Reversals)	(5,214)	(2,061)	(4,726)
Inventory losses (i)	(15,598)	(25,604)	(10,927)
Closing balance	84,049	58,723	62,210

(i)	Refers substantially to physical books destroyed, previously provisioned, due to indication of damage or obsolescence caused by changes in the educational content during the school year.